Stock-Based Compensation (Tables)	12 Months Ended
May 31, 2014
Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table represents total stock-based compensation expense included in our Consolidated Statements of Income:

Year Ended May 31,	2014	2013	2012
(In thousands)
Selling, general and administrative expense	$23,568	$17,145	$13,904
Income tax (benefit)	(7,776)	(5,627)	(4,921)

Total stock-based compensation cost	$15,792	$11,518	$8,983

Summary of Weighted-Average Assumptions Related to Grants

The following is a summary of our weighted-average assumptions related to grants made during the last three fiscal years:

Year Ended May 31,	2014	2013	2012
Risk-free interest rate	2.2%	1.1%	2.5%
Expected life of option	7.5 yrs	7.5 yrs	7.5 yrs
Expected dividend yield	2.7%	3.3%	3.8%
Expected volatility rate	26.1%	28.2%	29.5%

Summary of Option and Share-Based Payment Activity

The following table summarizes option and share-based payment activity (including SARs) under these plans during the fiscal year ended May 31, 2014:

	2014
Share-Based Payments	Weighted Average Exercise Price	Number of Shares Under Option
(Shares in thousands)
Balance at June 1	$20.54	3,502
Options granted	33.80	540
Options canceled/expired	23.29	(47)
Options exercised	18.63	(776)

Balance at May 31	23.18	3,219

Exercisable at May 31	$20.04	1,806

Stock Option Plans	2014	2013	2012
(In millions, except per share amounts)
Weighted-average grant-date fair value per share	$7.38	$4.96	$4.69
Intrinsic value of options exercised	$15.6	$9.8	$7.0

Tax benefit from options exercised	$5.2	$3.5	$1.4
Fair value of SARS vested	$2.0	$1.9	$2.0

Employee Incentive Plan Twenty Zero Seven
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table sets forth awards and restricted stock units issued under the 2007 Plan for the year ended May 31, 2014:

	Weighted-Average Grant-Date Fair Value	2014
(Shares in thousands)
Balance at June 1	$17.94	815
Shares granted	33.80	76
Shares forfeited	19.78	(20)
Shares vested	18.96	(14)

Balance at May 31	$19.27	857

Directors Equity Incentive Plan 2003
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based activity under the 2003 Plan during fiscal 2014:

	Weighted-Average Grant-Date Fair Value	2014
(Shares in thousands)
Balance at June 1	$22.50	113
Shares granted to Directors	36.63	30
Shares vested	21.13	(45)

Balance at May 31	$27.48	98

Performance Based Restricted Stock Awards
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based performance-earned restricted stock (“PERS”) activity during the fiscal year ended May 31, 2014:

	Weighted-Average Grant-Date Fair Value	2014
(Shares in thousands)
Balance at June 1	$22.31	1,454
Shares granted	35.11	507
Shares forfeited	24.42	(27)
Shares vested	19.30	(520)

Balance at May 31	$27.96	1,414

Nonvested Shares
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the activity for all nonvested restricted shares during the year ended May 31, 2014:

	Weighted-Average Grant-Date Fair Value	Number of Shares
(Shares in thousands)
Balance at June 1	$20.94	3,236
Granted	35.02	613
Vested	18.71	(682)
Forfeited	21.49	(107)

Balance at May 31	$24.24	3,060